Related Party Transactions	3 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

3.	Related Party Transactions

At December 31, 2012, the Company was indebted to the Treasurer of the Company for $1,100 (September 30, 2012 - $1,100) for expenses paid on behalf of the Company. The amount is unsecured, non-interest bearing and due on demand.